INVENTORIES (Tables)	9 Months Ended
Sep. 30, 2018
Inventory Disclosure [Abstract]
Summary of inventories
Inventories as of September 30, 2018 and December 31, 2017 consist of the following:

	September 30, 2018	December 31, 2017
	(in millions)
Raw materials	$1,422	$1,278
Work-in-process	775	601
Finished goods	5,142	4,573
Total inventories	$7,339	$6,452